BASIC AND DILUTED NET LOSS PER SHARE (Narrative) (Details)	Dec. 31, 2021	Nov. 30, 2021	Jan. 07, 2019
Earnings Per Share [Abstract]
Exchange ratio	1.337	1.337	1.337